Portfolio of Investments August 31, 2026
Kansas
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.4%
X 180,068,216
MUNICIPAL BONDS - 95.4%
X –
CONSUMER DISCRETIONARY - 1.0%
$ 2,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000% 12/01/55 $ 1,936,083
TOTAL CONSUMER DISCRETIONARY 1,936,083
CONSUMER STAPLES - 4.4%
4,080,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3 .000 06/01/48 2,887,627
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 857,784
745,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 758,492
885,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 866,684
310,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 316,314
255,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 246,652
2,510,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,334,451
TOTAL CONSUMER STAPLES 8,268,004
EDUCATION AND CIVIC ORGANIZATIONS - 3.8%
4,500,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/47 3,997,961
2,000,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/52 1,669,037
250,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2016A
4 .000 03/01/27 250,194
370,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/45 345,825
425,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/46 392,303
480,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/47 437,212
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 7,092,532
HEALTH CARE - 11.3%
385,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 391,673
440,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/29 435,962
445,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/30 437,183
50,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/31 48,736
1,075,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,002,500
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 353,818
725,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/36 728,701
740,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 797,628
285,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 297,863
430,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/43 430,619
5,000,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/48 4,917,582

Portfolio of Investments August 31, 2026
(continued)
Kansas

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 920,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000% 07/01/27 $ 930,788
295,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/29 305,699
1,580,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
4 .000 03/01/42 1,458,739
2,250,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
5 .000 03/01/47 2,253,187
2,000,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2019A
5 .000 09/01/48 2,007,536
1,325,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2026A
5 .250 03/01/45 1,404,239
3,000,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2026A
5 .500 03/01/54 3,147,924
TOTAL HEALTH CARE 21,350,377
HOUSING/MULTIFAMILY - 0.7%
1,474,825 Kansas Development Finance Authority, Multifamily Housing
Bonds, M-Tebs Riverstone Sycamore Village Series 2024J-1
4 .170 11/01/41 1,378,240
TOTAL HOUSING/MULTIFAMILY 1,378,240
LONG-TERM CARE - 3.8%
2,500,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5 .250 11/15/53 1,776,766
3,300,000 Manhattan Health Care Facility Revenue Bonds, Kansas,
Meadowlarks Hills, Series 2025A
5 .500 06/01/60 3,278,956
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds, Larksfield
Place, Series 2025A-VII
6 .750 06/01/55 1,021,351
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .875 05/15/50 1,010,292
TOTAL LONG-TERM CARE 7,087,365
TAX OBLIGATION/GENERAL - 29.6%
1,000,000 Allen County Unified School District 257 Iola, Kansas, General
Obligation Bonds, School Building Series 2019A - BAM Insured
3 .000 09/01/38 867,959
1,390,000 Andover, Kansas, General Obligation Bonds, Series 2024A 4 .000 10/01/41 1,354,388
1,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, Refunding Series 2016A - BAM Insured
4 .000 09/01/35 982,981
3,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, School Building Series 2016B - BAM Insured
4 .000 09/01/43 2,754,920
780,000 Derby, Sedgwick County, Kansas, General Obligation Bonds,
Series 2025B
4 .000 12/01/42 758,022
500,000 Derby, Sedgwick County, Kansas, General Obligation Bonds,
Series 2025B
4 .000 12/01/45 481,923
100,000 Douglas County Unified School District 497, Kansas, General
Obligation Bonds, Series 2017A
3 .125 09/01/37 88,593
2,500,000 Douglas County Unified School District 497, Kansas, General
Obligation Bonds, Series 2018A - BAM Insured
3 .625 09/01/37 2,410,713
500,000 Geary County Unified School District 475, Kansas, General
Obligation Bonds, Refunding Series 2021B
3 .000 09/01/43 386,918
1,000,000 Harvey County Unified School District 440, Harvey County,
Kansas, General Obligation Bonds, Halstead- Bentley, Series
2024 - BAM Insured
5 .000 09/01/49 1,006,752
5,000,000 Harvey County Unified School District 460, Hesston, Kansas,
General Obligation Bonds, Series 2022 - BAM Insured
5 .000 09/01/52 5,013,469
5,000,000 Johnson County Unified School District 512, Shawnee Mission,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2021A
3 .000 10/01/41 4,091,905
620,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Refunding Series 2016
5 .000 09/01/26 620,000
1,000,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Series 2018A
5 .000 09/01/34 1,016,608

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Leavenworth County Unified School District 464, Tonganoxie,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2019A - BAM Insured
4 .000% 09/01/45 $ 915,528
500,000 Linn County Unified School District 362, Kansas, General
Obligation Bonds, Series 2020
3 .000 09/01/35 464,029
1,000,000 Lyon County Unified School District 253 Emporia, Kansas,
General Obligation Bonds, Series 2019
3 .000 09/01/44 798,209
1,030,000 Maize, Kansas, General Obligation Bonds, Series 2024A - BAM
Insured
4 .000 10/01/44 987,739
910,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/40 1,021,348
975,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/41 1,087,726
205,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/31 200,520
200,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/34 186,315
2,530,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
3 .000 09/01/33 2,417,893
500,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
2 .000 09/01/34 418,217
465,000 Sedgwick County Unified School District 262, Kansas, General
Obligation Bonds, Refunding Series 2017 - BAM Insured
4 .000 09/01/30 465,417
1,000,000 Sedgwick County Unified School District 265 Goddard, Kansas,
General Obligation Bonds, School Building Series 2017A - BAM
Insured
3 .000 10/01/32 965,320
1,650,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/31 1,662,942
500,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/32 502,972
460,000 Shawnee County Unified School District 437 Auburn- Washburn,
Kansas, General Obligation Bonds, Improvement Series 2024A
5 .000 09/01/37 501,411
2,000,000 Unified School District 470, Cowley County, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2026 - BAM
Insured
4 .500 09/01/48 1,922,149
1,250,000 Wabaunsee County Unified School District 330 Mission Valley,
Kansas, General Obligation Bonds, Series 2022 - BAM Insured
5 .500 09/01/47 1,295,028
2,000,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
5 .000 12/01/39 2,002,165
500,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
4 .250 12/01/44 445,011
1,255,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 3 .250 12/01/36 1,157,846
1,720,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 4 .000 12/01/39 1,678,835
1,050,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement and Refunding Series
2022A
5 .250 09/01/52 1,070,625
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/40 1,017,360
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/41 1,016,366
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
4 .000 09/01/48 836,901
3,800,000 Wyandotte County, Unified School District 500, Kansas, Taxable
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 09/01/50 3,862,934
200,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2015A
3 .000 08/01/28 198,992
1,285,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A - BAM
Insured
4 .000 08/01/43 1,240,542
2,500,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A - BAM
Insured
4 .000 08/01/44 2,390,919

Portfolio of Investments August 31, 2026
(continued)
Kansas

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,415,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A
4 .000% 08/01/45 $ 1,336,075
TOTAL TAX OBLIGATION/GENERAL 55,902,485
TAX OBLIGATION/LIMITED - 18.6%
500,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/28 508,323
1,320,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/31 1,338,308
500,000 (b) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
5 .375 06/01/39 495,012
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/37 540,397
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/30 1,001,714
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/32 1,001,244
2,275,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 2,277,349
1,250,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,183,516
815,000 Johnson County Community College, Kansas, Certificates of
Participation, Series 2017
3 .000 10/01/31 794,660
2,240,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2017A
5 .000 09/01/33 2,279,484
2,500,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas  Projects, Taxable Series 2025A
4 .500 05/01/44 2,487,892
1,175,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas  Projects, Taxable Series 2025A
4 .500 05/01/45 1,168,649
1,000,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas Projects, Refunding Series 2019F
3 .000 11/01/33 947,523
1,170,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
4 .000 09/01/30 1,178,412
1,350,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
3 .000 09/01/34 1,284,353
2,100,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 2,145,018
5,925,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/44 5,819,386
200,000 (c) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5 .250 12/15/29 154,000
200,000 (c) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6 .100 12/15/34 66,000
2,775,000 (c) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 1,026,750
335,000 Ozawkie Kansas, General Obligation Refunding Bonds, Series
2020
3 .000 09/01/39 291,203
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 970,485
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,009,708
2,000,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 2,005,870
980,000 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds,
Legends Appartments Garage & West Lawn Project, Series 2018
4 .500 06/01/40 942,402
1,260,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014
5 .000 12/01/26 1,261,836

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 675,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project Area
1 and 2A, Series 2015
5 .750% 09/01/32 $ 648,227
240,000 (d) Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas
International Speedway Corporation, Series 1999
0 .000 12/01/27 228,723
TOTAL TAX OBLIGATION/LIMITED 35,056,444
TRANSPORTATION - 3.3%
1,120,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/51 1,069,033
1,100,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A
5 .000 09/01/38 1,136,384
1,515,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 1,493,109
1,485,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 1,553,562
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 1,026,972
TOTAL TRANSPORTATION 6,279,060
U.S. GUARANTEED - 0.2% (e)
150,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000 02/15/36 151,540
40,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B, (Pre-
refunded 11/15/28)
5 .000 11/15/54 41,757
15,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Pre-refunded 11/15/26)
5 .000 11/15/52 15,067
270,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Pre-refunded 11/16/26), (Mandatory Put 11/15/26)
5 .000 11/15/52 271,212
TOTAL U.S. GUARANTEED 479,576
UTILITIES - 18.7%
130,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 130,035
600,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
5 .000 09/01/27 612,499
1,135,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
4 .000 09/01/29 1,144,868
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/31 1,062,648
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/32 1,069,687
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/33 1,074,641
800,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/34 862,368
2,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 2,014,379
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/55 1,020,517
1,165,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000 10/01/37 1,172,503
3,750,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000 10/01/40 3,759,473
150,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 153,401
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/33 1,006,589
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/34 1,006,589

Portfolio of Investments August 31, 2026
(continued)
Kansas

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000% 04/01/35 $ 1,006,589
2,000,000 Lawrence, Kansas, Water and Sewer System Revenue Bonds,
Refunding and Improvement Series 2025
5 .000 11/01/36 2,200,404
2,480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/27 2,494,009
1,065,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/31 1,085,109
480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2005RR - AGC Insured
5 .000 07/01/28 480,654
3,000,000 Saint Marys, Kansas, Pollution Control Revenue Bonds, Evergy
Kansas Central, Inc., Project, Series 2025
3 .500 04/15/32 2,970,055
355,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/29 353,685
780,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/30 773,263
580,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/31 567,777
785,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/30 808,323
740,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/31 758,550
1,595,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 1,395,865
2,000,000 Wyandotte County/Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Refunding & Improvement Series
2014A
5 .000 09/01/44 2,001,416
2,250,000 Wyandotte County-Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Improvement Series 2016A
5 .000 09/01/40 2,252,154
TOTAL UTILITIES 35,238,050
TOTAL MUNICIPAL BONDS
(Cost $188,167,794) 180,068,216
TOTAL LONG-TERM INVESTMENTS
(Cost $188,167,794) 180,068,216
OTHER ASSETS & LIABILITIES, NET - 4.6% 8,615,317
NET ASSETS - 100% $ 188,683,533
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,630,917 or 1.5% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
Kansas
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 180,068,216 $ – $ 180,068,216
$ – $ 180,068,216 $ – $ 180,068,216
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 1,510,494 $ – $ 1,510,494
$ – $ 1,510,494 $ – $ 1,510,494

Portfolio of Investments August 31, 2026
Kentucky
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 110.3%
X 235,516,554
MUNICIPAL BONDS - 110.3%
X –
EDUCATION AND CIVIC ORGANIZATIONS - 16.0%
$ 155,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5 .000% 03/01/39 $ 139,901
4,200,000 Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Danville, Centre College Project, Series
2021
4 .000 06/01/51 3,343,813
250,000 Kentucky Bond Development Corporation, Revenue Bonds,
University of Kentucky Central Utility Plant Project, Senior Series
2026A
5 .250 10/31/46 261,625
1,000,000 Kentucky Bond Development Corporation, Revenue Bonds,
University of Kentucky Central Utility Plant Project, Senior Series
2026A
5 .250 10/31/51 1,021,612
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/33 2,002,007
5,320,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 5,321,525
2,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 2,500,349
500,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
5 .000 06/01/31 516,094
1,450,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
2 .125 06/01/32 1,288,278
1,000,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5 .000 06/01/28 1,020,977
700,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5 .000 06/01/29 719,872
3,025,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4 .000 11/01/51 2,630,038
1,350,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4 .000 11/01/56 1,148,463
1,075,000 Murray State University, Kentucky, General Receipts Bonds, Series
2015A
5 .000 03/01/27 1,076,861
250,000 University of Kentucky, General Receipts Bonds, Series 2016A 5 .000 04/01/32 251,720
1,000,000 University of Kentucky, General Receipts Bonds, Series 2018A 4 .000 10/01/39 949,708
2,000,000 University of Kentucky, General Receipts Bonds, Series 2026B 5 .000 04/01/41 2,125,281
3,000,000 University of Kentucky, Lease Purchase Obligations Bonds, UK
Healthcare Cancer Center Parking Project, Series 2024
5 .000 10/01/49 3,038,418
2,145,000 University of Louisville, Kentucky, Revenue Bonds, General
Receipts Series 2025A - BAM Insured
5 .000 09/01/45 2,217,161
2,500,000 University of Louisville, Kentucky, Revenue Bonds, Refunding
General Reciepts Series 2016C
4 .000 09/01/28 2,502,534
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 34,076,237
HEALTH CARE - 16.5%
9,190,000 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian
Regional Healthcare Project, Series 2021 - AGM Insured
4 .000 07/01/51 8,183,832
1,000,000 (a) Kentucky Bond Development Corporation, Hospital Revenue
Bonds, Baptist Healthcare System Williamsburg Series 2025A,
(Mandatory Put 8/15/35)
5 .000 08/15/55 1,085,020
3,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017B
5 .000 08/15/41 3,017,260
500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .250 06/01/41 500,216
2,500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 2,440,230
6,385,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/44 6,448,137

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000% 08/01/37 $ 102,421
100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/38 102,082
2,690,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 2,517,430
4,500,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A - AGM Insured
5 .000 05/15/52 4,331,470
2,000,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5 .000 08/01/37 1,999,980
500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5 .000 04/01/27 506,575
1,980,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5 .000 10/01/33 1,981,013
2,000,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5 .000 10/01/37 2,001,013
TOTAL HEALTH CARE 35,216,679
MATERIALS - 0.5%
1,180,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022A, (AMT)
4 .700 01/01/52 1,093,889
TOTAL MATERIALS 1,093,889
TAX OBLIGATION/GENERAL - 12.1%
5,780,000 (b) Covington, Kentucky, General Obligation Bonds, Series 2024C,
(UB)
4 .250 12/01/54 5,037,578
5,000,000 (b) Jefferson County School District, Kentucky, General Obligation
Bonds, Series 2024A, (UB)
4 .000 09/01/40 4,797,901
1,925,000 Lexington-Fayette Urban County Government, Kentucky, General
Obligation Bonds, Various Purpose Series 2025A
4 .000 05/01/42 1,786,148
5,685,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, General Obligation Bonds, Series 2023A
5 .000 12/01/40 6,066,963
1,680,000 McCracken County, Kentucky, General Obligation Bonds, Series
2024A
4 .000 12/01/44 1,522,073
1,795,000 Richmond, Kentucky, General Obligation Bonds, Series 2025 5 .000 06/01/39 1,890,793
5,000,000 Richmond, Kentucky, General Obligation Bonds, Series 2025 4 .500 06/01/50 4,794,804
TOTAL TAX OBLIGATION/GENERAL 25,896,260
TAX OBLIGATION/LIMITED - 36.1%
1,000,000 Barren County Public Properties Corporation, Kentucky, First
Mortgage Revenue Bonds, Judicial Center Project, Series 2025
5 .000 12/01/36 1,094,890
3,500,000 Christian County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2023 - AGM Insured
4 .500 10/01/53 3,309,506
4,375,000 Kentucky Bond Development Corporation, Kentucky, Industrial
Building Revenue Bonds, Kentucky Communications Network
Authority, Series 2019 - BAM Insured
5 .000 09/01/49 4,396,391
4,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/48 3,932,842
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
4 .000 12/01/41 928,849
13,650,000 (b) Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured, (UB)
4 .000 12/01/41 12,678,782
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,002,449
7,000,000 (b) Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017, (UB)
5 .000 04/01/32 7,076,430

Portfolio of Investments August 31, 2026
(continued)
Kentucky

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 6,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017
5 .000% 04/01/38 $ 6,039,866
1,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/45 1,047,188
2,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 135, Series 2026A
5 .000 03/01/46 2,092,951
5,000,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series 2017B
5 .000 07/01/28 5,096,876
1,835,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series 2026A
5 .000 07/01/36 2,048,725
2,650,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .125 09/01/41 2,556,777
2,765,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .250 09/01/42 2,706,243
2,870,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .250 09/01/43 2,793,968
2,000,000 Montgomery County School District Finance Corporation,
Kentucky, School Building Revenue Bonds, Series 2026
4 .000 08/01/36 1,986,521
1,910,000 Nelson County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2024
5 .000 06/01/44 1,945,447
985,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B
5 .500 12/01/60 813,264
2,405,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Skypoint Project, Refunding Series 2023
5 .500 09/01/50 2,227,549
1,205,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 954,434
89,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 86,373
3,370,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 3,336,961
4,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 4,091,465
3,000,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5 .500 12/01/52 2,783,284
TOTAL TAX OBLIGATION/LIMITED 77,028,031
TRANSPORTATION - 7.1%
1,750,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5 .000 01/01/31 1,754,315
1,210,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5 .000 01/01/33 1,212,942
5,795,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2024A,
(AMT)
5 .250 01/01/49 5,866,183
700,000 (c) Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B
0 .000 07/01/32 501,234
1,500,000 (e) Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .400 07/01/33 1,690,920
1,000,000 (e) Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .600 07/01/39 1,105,870
1,555,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/31 1,557,081
1,500,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/32 1,501,887
TOTAL TRANSPORTATION 15,190,432

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 22.0%
$ 1,980,000 Boone-Florence Water Commission, Kentucky, Water Supply
System Revenue Bonds, Refunding Series 2024A
4 .000% 12/01/51 $ 1,684,392
5,705,000 Bowling Green, Kentucky, Water and Sewer Revenue Bonds,
Series 2019 - AGM Insured
4 .000 06/01/49 5,049,425
2,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,651,219
400,000 (f) Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2004A, (AMT)
4 .250 10/01/34 398,146
1,705,000 Georgetown, Kentucky, Water And Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 12/01/36 1,886,431
3,265,000 Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A
5 .000 02/01/30 3,365,131
1,000,000 Kentucky Municipal Energy Agency, Power System Revenue
Bonds, Energy Center I Project, Series 2025
5 .000 01/01/40 1,047,133
1,500,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Refunding Series 2019A
4 .000 09/01/45 1,313,109
1,000,000 (f) Lawrenceburg, Kentucky, Water and Sewer Bonds, Series 2026 -
BAM Insured
5 .000 08/01/56 995,127
1,500,000 Louisville and Jefferson County Metropolitan Government Board
of Water Works, Kentucky, Water System Revenue Bonds, Series
2025
5 .000 11/15/35 1,677,027
3,730,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2018A
4 .000 05/15/37 3,719,284
2,000,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/55 2,022,195
365,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2014A
4 .000 05/15/40 335,283
2,500,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2023C
5 .000 05/15/53 2,531,159
7,000,000 (b) Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2003A
2 .000 10/01/33 5,937,698
1,900,000 (a) Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 06/01/40 1,925,557
2,000,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds,
Refunding Series 2016A - AGM Insured
5 .000 10/01/33 2,003,646
2,000,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds,
Refunding Series 2026
5 .000 10/01/35 2,175,036
5,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series
2009A - AGC Insured
5 .250 10/01/35 5,006
1,100,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5 .000 11/01/34 1,101,653
1,635,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5 .000 11/01/37 1,637,307
1,400,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 1,462,682
1,000,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 1,051,075
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2025B
5 .000 12/01/33 1,017,371
1,000,000 Rural Water Financing Agency, Kentucky, Public Projects Revenue
Bonds, Flexible Term Program, Series 2025C
5 .000 02/01/45 1,022,934
TOTAL UTILITIES 47,015,026
TOTAL MUNICIPAL BONDS
(Cost $243,753,274) 235,516,554
TOTAL LONG-TERM INVESTMENTS
(Cost $243,753,274) 235,516,554

Portfolio of Investments August 31, 2026
(continued)
Kentucky

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.0%
X 2,050,000
MUNICIPAL BONDS - 1.0%
X –
EDUCATION AND CIVIC ORGANIZATIONS - 1.0%
$ 2,050,000 (g) Berea, Kentucky, Revenue Bonds, Berea College Project,
Educational Facilities Series 2002A
2 .900% 06/01/32 $ 2,050,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 2,050,000
TOTAL MUNICIPAL BONDS
(Cost $2,050,000) 2,050,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,050,000) 2,050,000
TOTAL INVESTMENTS - 111.3%
(Cost $245,803,274) 237,566,554
FLOATING RATE OBLIGATIONS - (11.6)%   (24,855,000)
OTHER ASSETS & LIABILITIES, NET - 0.3% 740,294
NET ASSETS - 100% $ 213,451,848
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,783,284 or 1.2% of Total Investments.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) When-issued or delayed delivery security.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Kentucky
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 235,516,554 $ – $ 235,516,554
Short-Term Investments:
Municipal Bonds – 2,050,000 – 2,050,000
$ – $ 237,566,554 $ – $ 237,566,554
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 24,855,000 $ – $ 24,855,000
$ – $ 24,855,000 $ – $ 24,855,000

Portfolio of Investments August 31, 2026
Michigan
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.2%
X 207,805,310
MUNICIPAL BONDS - 99.2%
X –
CONSUMER STAPLES - 1.0%
$ 1,965,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000% 06/01/40 $ 2,021,734
TOTAL CONSUMER STAPLES 2,021,734
EDUCATION AND CIVIC ORGANIZATIONS - 9.1%
875,000 Board of Control of Saginaw Valley State University, Michigan,
General Revenue Bonds, Series 2026A - BAM Insured
5 .250 07/01/51 901,896
500,000 Detroit Service Learning Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
4 .000 07/01/41 425,245
500,000 Ferris State University, Michigan, General Revenue Bonds,
Refunding Series 2026A
5 .000 10/01/36 554,582
475,000 Ferris State University, Michigan, General Revenue Bonds,
Refunding Series 2026A
5 .000 10/01/39 507,148
475,000 Ferris State University, Michigan, General Revenue Bonds,
Refunding Series 2026A
5 .000 10/01/40 502,591
500,000 Ferris State University, Michigan, General Revenue Bonds,
Refunding Series 2026A
5 .000 10/01/41 526,576
1,000,000 Michigan State University, General Revenue Bonds, Refunding
Series 2023A
5 .000 08/15/39 1,059,600
1,800,000 Michigan Technological University, General Revenue Bonds,
Refunding Series 2015A
5 .000 10/01/45 1,800,918
2,520,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5 .000 10/01/47 2,558,311
500,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/32 516,132
400,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/34 411,514
1,000,000 Oakland University, Michigan, General Revenue Bonds,
Refunding Series 2026A
5 .000 03/01/41 1,047,907
2,000,000 Wayne State University, Michigan, General Revenue Bonds,
Refunding Series 2023A - BAM Insured
4 .000 11/15/39 1,928,023
1,500,000 Wayne State University, Michigan, General Revenue Bonds,
Refunding Series 2023A - BAM Insured
4 .000 11/15/40 1,429,717
1,000,000 Wayne State University, Michigan, General Revenue Bonds,
Series 2025A
5 .000 11/15/35 1,109,412
1,320,000 (a) Wayne State University, Michigan, General Revenue Bonds,
Series 2026A
5 .250 11/15/49 1,373,192
2,400,000 (a) Wayne State University, Michigan, General Revenue Bonds,
Series 2026A
5 .250 11/15/56 2,470,270
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 19,123,034
HEALTH CARE - 9.4%
9,165,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
4 .000 02/15/47 8,169,216
9,010,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 7,696,626
435,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4 .375 02/28/54 393,155
1,250,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/42 1,289,660
1,000,000 Michigan State Hospital Finance Authority, Hospital Revenue
Bonds, Henry Ford Health System, Refunding Series 2026A-1
5 .000 11/15/41 1,048,089
1,000,000 Saginaw Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, Covenant Medical Center, Series 2026L
5 .250 07/01/51 1,023,664
TOTAL HEALTH CARE 19,620,410

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 1.1%
$ 320,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .050% 10/01/27 $ 311,102
500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .150 04/01/28 479,250
720,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .375 04/01/29 673,366
625,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .600 04/01/30 578,880
280,000 Michigan State Housing Development Authority, Multifamily
Housing Revenue Bonds, Autumn Ridge Apartments Project,
Series 2026
4 .950 10/01/42 283,557
TOTAL HOUSING/MULTIFAMILY 2,326,155
INDUSTRIALS - 1.8%
1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 1,001,802
3,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
4 .500 06/30/48 2,702,988
TOTAL INDUSTRIALS 3,704,790
LONG-TERM CARE - 0.3%
750,000 Kentwood Economic Development Corporation, Michigan,
Limited Obligation Revenue Bonds, Holland Home Obligated
Group, Refunding Series 2022
4 .000 11/15/43 648,632
TOTAL LONG-TERM CARE 648,632
TAX OBLIGATION/GENERAL - 39.0%
2,250,000 Byron Center Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2017I
5 .000 05/01/43 2,261,311
1,000,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2018
5 .000 05/01/36 1,024,772
875,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2019
5 .000 05/01/41 897,209
1,260,000 Clarkston Community Schools, Oakland County, Michigan,
General Obligation Bonds, School Building and Site Series
2023-I
5 .000 05/01/45 1,302,005
400,000 Clarkston Community Schools, Oakland County, Michigan,
General Obligation Bonds, School Building and Site Series
2025-II
5 .000 05/01/37 435,626
500,000 DeWitt Public Schools, Clinton County, Michigan, General
Obligation Bonds, Refunding School Building & Site, Series
2025-III
5 .000 05/01/40 531,326
1,000,000 Dexter Community Schools, Michigan, General Obligation
Bonds, School Building & Site Series 2025
5 .000 05/01/38 1,078,778
250,000 East Grand Rapid Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series
2026II
5 .000 05/01/41 266,995
280,000 East Grand Rapid Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series
2026II
5 .000 05/01/42 297,933
1,560,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5 .000 01/01/39 1,627,424
3,305,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2024, (AMT)
5 .000 01/01/44 3,399,294
1,000,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Refunding, Limited Tax General
Obligation Series 2025
5 .000 01/01/33 1,111,181
1,000,000 Grand Blanc Community Schools, Genesee and Oakland
Counties, Michigan, General Obligation Bonds, School Building
& Site Series 2026
5 .000 11/01/43 1,049,658

Portfolio of Investments August 31, 2026
(continued)
Michigan

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,500,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000% 11/01/35 $ 1,561,862
2,000,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2024
5 .000 05/01/49 2,026,085
2,025,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5 .000 10/01/49 2,058,576
1,700,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5 .000 10/01/54 1,710,445
1,550,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Series 2025
5 .000 04/01/38 1,670,097
1,000,000 (a) Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Series 2026A
5 .000 08/01/51 1,018,051
1,155,000 Howell Public Schools, Livingston County, Michigan, General
Obligation Bonds, School Building and Site Series 2025II
5 .000 05/01/38 1,240,718
2,040,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2020-I
4 .000 05/01/45 1,905,356
500,000 Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017
5 .000 04/01/31 505,845
380,000 Kalamazoo Public Schools, Michigan, General Obligation Bonds,
School Building & Site Series 2023-I - AGM Insured
5 .000 05/01/48 386,580
1,000,000 Kalamazoo Public Schools, Michigan, General Obligation Bonds,
School Building & Site Series 2026 - BAM Insured
5 .000 05/01/46 1,036,699
1,920,000 Karegnondi Water Authority, Genesee, Lapeer and Sanilac
Counties, Michigan, Water Supply System Bonds, Karegnondi
Water Pipeline, Refunding Series 2024 - BAM Insured
5 .000 11/01/42 2,019,080
1,500,000 Karegnondi Water Authority, Genesee, Lapeer and Sanilac
Counties, Michigan, Water Supply System Bonds, Karegnondi
Water Pipeline, Series 2024 - BAM Insured
5 .000 11/01/41 1,583,536
3,000,000 Kentwood Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2026
5 .000 05/01/56 3,026,969
185,000 Lansing Community College, Michigan, General Obligation
Bonds, College Building & Site, Limited Tax Series 2017
5 .000 05/01/31 189,270
2,000,000 Marquette Area Public Schools, Marquette County, Michigan,
General Obligation Bonds, School Building & Site Series 2026-I
5 .000 05/01/51 2,032,234
375,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/28 378,103
550,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/29 554,123
265,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/31 266,491
215,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/32 215,803
1,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018
5 .000 11/01/43 1,013,315
7,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/55 5,896,688
4,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Distributable State Aid Fifth Lien LTGO
Local Project, Refunding Financial Recovery Series 2024A
5 .000 11/01/26 4,015,973
1,000,000 Michigan Finance Authority, State Aid Revenue Notes, Series
2026A-1
5 .000 07/20/27 1,019,680
2,500,000 Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I
5 .000 05/01/50 2,527,791
2,450,000 Northville Public Schools, Wayne, Oakland and Washtenaw
Counties, Michigan, General Obligation Bonds, School Building
& Site Series 2026-II
5 .000 05/01/43 2,597,457
1,000,000 Northwest Regional Airport Authority, Grand Traverse and
Leelanau Counties, Michigan, Airport Revenue Bonds, General
Obligation Bonds, Cherry Capital Airport, Limited Tax Series
2026, (AMT)
5 .250 01/01/51 1,022,219

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,305,000 Novi, Michigan, General Obligation Bonds, Series 2026 5 .000% 05/01/42 $ 1,391,790
750,000 Okemos Public School District, Ingham County, Michigan,
General Obligation Bonds, School Building & Site Series 2026-III
5 .000 05/01/43 789,057
1,000,000 Okemos Public School District, Ingham County, Michigan,
General Obligation Bonds, School Building & Site Series 2026-III
5 .000 11/01/55 1,015,403
1,000,000 Ottawa County, Michigan, General Obligation Bonds, Water
Supply System, Wyoming System Series 2025
5 .000 07/01/41 1,063,252
1,500,000 Portage Public Schools, Kalamazoo County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series 2026
4 .500 11/01/48 1,438,361
2,000,000 Portage Public Schools, Kalamazoo County, Michigan, General
Obligation Bonds, School Building & Site Series 2025 - BAM
Insured
4 .000 11/01/45 1,847,748
1,250,000 Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding Series 2026
5 .000 05/01/29 1,318,210
3,050,000 Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I - BAM
Insured
5 .000 05/01/42 3,115,593
1,095,000 Royal Oak, Oakland County, Michigan, General Obligation
Bonds, Taxable Limited Tax Series 2018
5 .000 04/01/43 1,109,915
1,000,000 South Haven Public Schools, Van Buren County, Michigan,
General Obligation Bonds, School Building & Site, Series 2023II
5 .000 05/01/52 1,012,060
500,000 South Redford School District, Wayne County, Michigan, General
Obligation Bonds, School Building & Site, Series 2024
5 .000 05/01/51 507,956
2,000,000 Southfield Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2026
5 .000 05/01/51 2,024,509
1,700,000 Utica Community Schools, Macomb County, Michigan, General
Obligation Bonds, Refunding Series 2026
5 .000 05/01/41 1,797,509
2,500,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2020
5 .000 05/01/45 2,557,826
2,000,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2025
5 .000 05/01/50 2,048,661
TOTAL TAX OBLIGATION/GENERAL 81,800,408
TAX OBLIGATION/LIMITED - 15.3%
2,500,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000 07/01/35 2,731,746
1,650,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/38 1,744,168
1,000,000 Lansing Township Downtown Development Authority, Ingham
County, Michigan, Tax Increment Bonds, Series 2013A
5 .950 02/01/42 998,625
1,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/35 1,119,954
4,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I
4 .000 10/15/46 3,675,448
9,170,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 8,347,954
1,955,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .000 11/15/43 2,051,835
1,725,000 (a) Michigan State, Trunk Line Fund Bonds, Series 2026 5 .000 11/15/38 1,900,694
1,805,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 1,429,671
2,690,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 2,683,267
1,676,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,626,533
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 742,647
2,960,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,897,305
TOTAL TAX OBLIGATION/LIMITED 31,949,847

Portfolio of Investments August 31, 2026
(continued)
Michigan

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 4.2%
$ 1,455,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Senior Series 2017A
5 .000% 12/01/42 $ 1,470,233
2,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2018A
5 .000 12/01/36 2,065,823
1,830,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5 .000 12/01/39 1,914,018
3,330,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5 .000 12/01/41 3,449,555
TOTAL TRANSPORTATION 8,899,629
U.S. GUARANTEED - 0.1% (c)
155,000 Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 158,084
TOTAL U.S. GUARANTEED 158,084
UTILITIES - 17.9%
850,000 Downriver Utility Wastewater Authority, Michigan, Sewer System
Revenue Bonds, Series 2018 - AGM Insured
5 .000 04/01/43 857,552
800,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Refunding Series 2025
5 .000 01/01/35 889,816
2,000,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Series 2018
5 .000 01/01/48 2,012,461
1,500,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Refunding & Improvement Series 2018
5 .000 01/01/43 1,515,459
1,000,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2025B
5 .000 07/01/35 1,108,772
1,000,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .000 07/01/42 1,048,021
2,500,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/48 2,599,104
625,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2026C
5 .250 07/01/56 647,279
1,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Second Lien Series 2026B
5 .000 07/01/45 1,042,087
750,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Second Lien Series 2026B
5 .000 07/01/46 777,477
170,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2023A
5 .000 07/01/38 182,261
1,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2026A
5 .000 07/01/44 1,051,933
2,590,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/55 2,673,085
750,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2026B
5 .000 07/01/37 829,143
4,800,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/44 4,886,493
9,835,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 9,928,891
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/29 1,001,660
1,230,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/32 1,231,854
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/33 1,001,413
2,085,000 Michigan Public Power Agency, Michigan, Belle River Project
Revenue Bonds, Series 2024A
5 .000 01/01/32 2,267,826
TOTAL UTILITIES 37,552,587
TOTAL MUNICIPAL BONDS
(Cost $210,580,346) 207,805,310
TOTAL LONG-TERM INVESTMENTS
(Cost $210,580,346) 207,805,310

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
X 3,000,000
MUNICIPAL BONDS - 1.4%
X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.9%
$ 2,000,000 (d) Green Lake Township Economic Development Corporation,
Michigan, Revenue Bonds, Interlochen Center for the Arts Project,
Refunding Series 2004
3 .050% 06/01/34 $ 2,000,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 2,000,000
TAX OBLIGATION/LIMITED - 0.5%
1,000,000 (d) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2023I
2 .380 04/15/58 1,000,000
TOTAL TAX OBLIGATION/LIMITED 1,000,000
TOTAL MUNICIPAL BONDS
(Cost $3,000,000) 3,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,000,000) 3,000,000
TOTAL INVESTMENTS - 100.6%
(Cost $213,580,346) 210,805,310
OTHER ASSETS & LIABILITIES, NET - (0.6)% (1,331,461)
NET ASSETS - 100% $ 209,473,849
AMT Alternative Minimum Tax
(a) When-issued or delayed delivery security.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments August 31, 2026
(continued)
Michigan

Michigan
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 207,805,310 $ – $ 207,805,310
Short-Term Investments:
Municipal Bonds – 3,000,000 – 3,000,000
$ – $ 210,805,310 $ – $ 210,805,310

Portfolio of Investments August 31, 2026
Missouri
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.2%
X 495,560,327
MUNICIPAL BONDS - 100.2%
X –
CONSUMER STAPLES - 2.5%
$ 3,000,000 Cape Girardeau County Industrial Development Authority,
Missouri, Solid Waste Disposal Revenue Bonds, Procter &
Gamble Products Company Project, Series 1998, (AMT)
5.300% 05/15/28 $ 3,007,166
8,840,000 Missouri Development Finance Board, Solid Waste Disposal
Revenue Bonds, Procter and Gamble Inc., Series 1999, (AMT)
5.200 03/15/29 9,240,702
TOTAL CONSUMER STAPLES 12,247,868
EDUCATION AND CIVIC ORGANIZATIONS - 6.3%
1,000,000 Health and Educational Facilities Authority of the State of
Missouri, Educational Facilities Revenue Bonds, University of
Central Missouri, Series 2018 A
4.000 10/01/38 955,085
2,000,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2017A
5.000 06/01/47 2,003,871
2,225,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southeast Missouri State University,
Refunding Series 2019
4.000 10/01/35 2,224,867
3,470,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project,
Series 2012
5.000 10/01/33 3,311,375
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2015
5.000 06/15/44 942,091
2,700,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2025A
5.500 06/15/47 2,638,479
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2015A
4.000 10/01/42 1,875,928
600,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
4.000 10/01/36 600,385
9,665,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
5.000 10/01/46 9,803,703
5,840,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
4.000 10/01/48 5,127,214
1,150,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Webster University, Refunding Series 2017
4.000 04/01/34 911,950
1,100,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017
4.500 10/01/40 967,079
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 31,362,027
HEALTH CARE - 20.6%
675,000 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton
County Hospital Project, Series 2017B
3.650 07/01/27 670,527
3,110,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
4.000 05/01/33 3,110,940
1,325,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5.000 03/01/31 1,336,409
1,320,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5.000 03/01/32 1,330,328
1,645,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5.000 03/01/36 1,653,300
2,680,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021
4.000 03/01/46 2,455,495
1,170,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4.000 10/01/31 1,133,092
1,220,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4.000 10/01/32 1,172,947

Portfolio of Investments August 31, 2026
(continued)
Missouri

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 3,045,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5.000% 10/01/42 $ 2,799,235
1,400,000 Joplin Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Freeman Health System, Series 2024
5.000 02/15/42 1,409,447
8,285,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2016
5.000 11/15/35 8,334,160
1,000,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2018A
5.000 11/15/43 1,014,627
7,725,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4.000 07/01/46 7,034,635
9,875,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4.000 04/01/45 9,092,370
4,125,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2017D, (Mandatory Put 1/01/48)
4.000 01/01/58 3,611,381
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4.000 11/15/49 873,084
2,980,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5.000 11/15/48 2,980,302
1,100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5.000 11/15/42 1,145,489
820,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5.000 11/15/43 852,117
850,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5.000 11/15/44 880,625
845,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5.000 11/15/45 845,296
2,300,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4.250 11/15/48 2,074,049
3,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5.000 11/15/42 3,525,439
3,535,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4.000 11/15/47 3,110,879
1,330,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2018A
5.000 06/01/30 1,381,801
7,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4.000 06/01/50 6,510,091
4,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5.500 12/01/48 4,197,450
8,995,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4.000 02/15/54 7,439,018
500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2015B
3.625 12/01/34 485,340
1,100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2019
4.000 12/01/35 1,078,258
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
4.000 06/01/48 872,823
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
5.000 06/01/48 1,507,816
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
4.000 06/01/52 1,702,056
2,085,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2026A
5.000 06/01/36 2,289,696
795,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4.000 05/15/48 697,164
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2026A
5.000 05/15/47 1,541,317
1,895,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2026A
5.500 05/15/51 1,999,986

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
4.000% 02/15/51 $ 1,203,035
2,325,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
4.000 11/15/36 2,111,383
4,650,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/46 4,332,571
TOTAL HEALTH CARE 101,795,978
HOUSING/MULTIFAMILY - 0.2%
1,000,000 Missouri Housing Development Commission, Multifamily
Housing Revenue Bonds, Shepard Apartments Project, 2013
Series 3
5.000 07/01/45 1,000,267
TOTAL HOUSING/MULTIFAMILY 1,000,267
HOUSING/SINGLE FAMILY - 2.6%
4,940,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2025A
4.500 11/01/45 4,802,636
2,495,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2025D
5.050 11/01/45 2,512,563
1,450,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2026A
4.500 11/01/46 1,420,236
1,000,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2026A
4.650 11/01/51 960,662
2,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2026C
4.300 11/01/41 2,443,459
490,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2017A-2
3.800 11/01/37 462,403
515,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4.600 11/01/49 488,799
TOTAL HOUSING/SINGLE FAMILY 13,090,758
LONG-TERM CARE - 5.0%
900,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.250 05/15/37 902,586
500,000 Lees Summit Industrial Development Auth, Missouri, Senior
Living Facilities Revenue Bonds, John Knox Village Project, Series
2026A
5.375 08/15/50 497,849
555,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Bethesda Health Group, Inc., Series
2021
4.000 08/01/41 486,864
6,550,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5.000 02/01/46 6,531,769
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5.000 02/01/46 997,217
475,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4.000 02/01/32 477,119
1,100,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
5.000 02/01/42 1,105,005
2,580,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4.000 02/01/48 2,193,312
1,750,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5.000 02/01/42 1,763,902
1,430,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5.250 02/01/48 1,437,374
405,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5.000 09/01/32 405,353

Portfolio of Investments August 31, 2026
(continued)
Missouri

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 2,900,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5.000% 09/01/42 $ 2,900,101
2,570,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5.875 09/01/43 2,572,011
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2017
5.000 09/01/48 966,574
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5.250 09/01/53 970,211
500,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5.125 12/01/45 488,323
TOTAL LONG-TERM CARE 24,695,570
TAX OBLIGATION/GENERAL - 20.0%
1,000,000 Cape Girardeau School District 063, Cape Girardeau County,
Missouri, General Obligation Bonds, Refunding & Improvement
Series 2019
5.000 03/01/45 1,037,928
1,925,000 Carl Junction School District R-1, Jasper County, Missouri,
General Obligation Bonds, Series 2024
5.000 03/01/44 1,972,769
3,040,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, School Series 2023
5.000 03/01/41 3,137,522
2,000,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4.000 03/01/35 2,002,270
1,160,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4.000 03/01/36 1,160,792
500,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, School Building Series 2025
6.000 03/01/44 554,082
1,000,000 Clever R-V School District, Christian County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2024
5.250 03/01/43 1,049,583
450,000 Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019
4.000 03/01/36 450,020
1,800,000 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018
5.000 03/01/36 1,812,547
2,000,000 Greene County Reorganized School District No. 3, Republic,
Missouri, General Obligation  Bonds, Missouri Direct Deposit
Program Series 2025
6.500 03/01/45 2,296,628
500,000 Harrisonville School District R-09, Cass County, Missouri, General
Obligation Bonds, Refunding Series 2024
5.000 03/01/40 518,989
3,235,000 Hazelwood School District, St. Louis County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2023A -
BAM Insured
5.000 03/01/42 3,342,800
1,225,000 Hollister R-V School District, Taney County, Missouri, General
Obligation Bonds, School Series 2024A
5.000 03/01/42 1,265,363
90,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A
4.000 03/01/38 89,089
2,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, School Series 2023
5.000 03/01/43 2,069,991
1,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, Series 2019A
5.000 03/01/39 1,027,601
2,800,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, School Building Series 2024
5.750 03/01/44 3,014,609
575,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, Series 2025
5.750 03/01/43 633,599
125,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, Series 2025
5.750 03/01/45 136,776
1,140,000 Jackson County Reorganized School District 4, Blue Springs,
Missouri, General Obligation Bonds, School Building Series
2018A
5.500 03/01/37 1,190,059
1,500,000 Jackson County Reorganized School District R-7, Lees Summit,
Missouri, General Obligation Bonds, School Building Series
2025A
6.000 03/01/45 1,660,770

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,775,000 Jackson County Reorganized School District R-7, Lees Summit,
Missouri, General Obligation Bonds, School Building Series 2026
5.000% 03/01/46 $ 1,850,490
2,000,000 Jackson County School District C-1 Hickman Mills, Missouri,
General Obligation Bonds, Series 2026A
5.000 03/01/45 2,048,831
1,835,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2023A
5.500 03/01/43 1,946,397
1,500,000 Jefferson County Consolidated School District 6 Fox, Missouri,
General Obligation Bonds, Series 2026
5.000 03/01/45 1,576,348
2,225,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
5.000 03/01/43 2,289,893
365,000 Johnson County School District R-VI Warrensburg, Missouri,
General Obligation Bonds, Refunding Series 2025
5.750 03/01/42 404,874
1,510,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4.000 02/01/36 1,512,542
1,000,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4.000 02/01/37 998,649
845,000 Kansas City, Missouri, General Obligation Bonds, Series 2026A 5.000 02/01/45 887,672
1,585,000 Marshfield, Missouri, Combined Waterworks and Sewerage
System Revenue Bones, Series 2020B - AGM Insured
5.000 02/01/50 1,591,813
1,350,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4.250 12/01/42 1,165,948
300,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017B
5.000 12/01/37 300,395
875,000 North Callaway County R-I School District, Missouri, General
Obligation Bonds, Series 2024
5.000 03/01/44 900,431
3,300,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5.250 03/01/38 3,547,132
5,000,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5.250 03/01/40 5,288,374
500,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5.500 03/01/43 540,288
1,335,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5.500 03/01/44 1,432,253
855,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
5.000 03/01/42 885,375
500,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
4.000 03/01/44 473,379
590,000 Pulaski County Reorganized-6 District Lessee, Missouri,
Certificate of Participation, Series 2025
5.000 04/15/44 608,540
500,000 Pulaski County Reorganized-6 District Lessee, Missouri,
Certificate of Participation, Series 2025
4.625 04/15/47 500,387
1,095,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5.000 03/01/41 1,129,047
1,675,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5.000 03/01/42 1,722,557
1,550,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5.000 03/01/43 1,594,952
3,725,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5.000 03/01/43 3,903,895
2,500,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5.000 03/01/44 2,611,045
3,500,000 Saint Louis Board of Education, Missouri, General Obligation
Bonds, Series 2023 - AGM Insured
5.000 04/01/41 3,630,317
3,425,000 Saint Louis County Pattonville School District R3, Missouri,
General Obligation Bonds, Series 2023
5.250 03/01/43 3,596,764
1,500,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2023
4.000 03/01/43 1,461,838

Portfolio of Investments August 31, 2026
(continued)
Missouri

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,300,000 St. Charles School District, Missouri, General Obligation Bonds,
Series 2025
5.000% 03/01/43 $ 1,343,029
3,500,000 Troy R3 School District, Lincoln County, Missouri, General
Obligation Bonds, Series 2023
5.000 03/01/37 3,647,354
2,500,000 Troy R3 School District, Lincoln County, Missouri, General
Obligation Bonds, Series 2025
5.000 03/01/43 2,587,314
1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5.000 04/01/44 1,536,516
1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5.000 04/01/49 1,522,026
4,260,000 Webster Groves School District, Missouri, Crossover General
Obligation Bonds, Series 2024
5.000 03/01/43 4,429,945
860,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5.000 04/15/40 899,002
1,040,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5.000 04/15/41 1,083,596
1,135,000 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022 - AGM Insured
6.000 03/01/39 1,269,028
TOTAL TAX OBLIGATION/GENERAL 99,142,023
TAX OBLIGATION/LIMITED - 15.0%
5,300,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
4.000 10/01/48 4,780,808
340,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
4.000 04/01/38 340,116
2,515,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
5.000 04/01/43 2,551,958
485,000 Conley Road Transportation District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
5.125 05/01/41 485,089
500,000 Festus R-VI School District, Jefferson County, Missouri, Lease
Participation Certificates, Festus R-VI School District Project,
Series 2021B
4.000 04/01/41 465,574
1,369,161 (d) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006
5.000 06/01/28 191,683
750,000 Greene County, Missouri, Certificates of Participation, Capital
Projects, Series 2018
4.000 09/01/33 752,504
780,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5.000 12/01/46 738,514
980,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
3.625 03/01/33 906,898
1,145,000 Harrisonville, Missouri, Certificates of Participation, Refunding
and Improvement, Parks Improvement Project Series 2023B
5.000 03/01/33 1,161,883
1,000,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
4.875 03/01/33 1,000,005
1,300,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
5.000 03/01/38 1,300,222
2,000,000 Jackson County, Missouri, Special Obligation Bonds, Series
2023A
5.250 12/01/47 2,070,225
1,000,000 Joplin Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Joplin Woodsonia Marketplace Community
Improvement District Project, Series 2026
5.375 05/01/46 1,007,653
925,000 Kansas City Industrial Development Authority, Missouri,
Downtown Redevelpment District Revenue Bonds, Series 2011A
5.000 09/01/32 928,450
700,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5.000 06/01/46 694,090
2,000,000 (e) Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0.000 04/15/27 1,964,157
1,750,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C
5.000 09/01/33 1,752,340
360,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
4.000 10/01/30 362,743
2,500,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
5.000 09/01/31 2,546,009

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 235,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
3.625% 10/01/32 $ 234,804
1,585,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2021A
5.000 04/01/39 1,655,627
400,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2024B
4.000 09/01/45 362,022
485,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2024B
4.125 09/01/46 438,668
650,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2025B
5.000 04/01/44 673,595
380,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2025B
5.000 04/01/45 392,772
500,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2025B
5.500 04/01/50 530,459
38,790 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A
Bonds, Refunding Series 2015A
5.750 04/01/55 31,770
147,447 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B
Bonds, Refunding Taxable Series 2015B
0.000 04/01/55 132,702
1,450,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/40 1,452,224
100,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/50 96,464
1,110,000 (c) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5.750 06/01/35 1,111,216
1,285,000 (c) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6.000 06/01/46 1,253,313
2,000,000 Marshall School District, Missouri, Certificates of Participation,
Series 2023 - BAM Insured
5.000 03/01/49 2,040,311
1,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5.750 05/01/52 1,045,795
1,000,000 (c) Missouri Development Finance Board, Tax Increment and Special
District Revenue Bonds, Lakeport Village Project, Series 2025A
6.500 06/15/45 1,010,170
1,000,000 Monarch-Chesterfield Levee District, Saint Louis County,
Missouri, Levee District Bonds, Refunding Series 2015
5.000 03/01/40 1,000,404
695,000 Ozark R-6 School District, Christian County, Missouri, General
Obligation Bonds, Series 2023
5.000 04/01/45 710,999
500,000 Poplar Bluff, Missouri, Tax Increment Revenue Bonds, Eight Points
Redevelopment Project, Refunding Series 2026A
4.500 11/01/35 491,806
3,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 2,992,491
2,140,000 (e) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 560,858
4,712,870 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 4,573,770
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 978,819
18,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 16,524
880,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4.000 12/01/32 881,805
915,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4.000 12/01/33 916,025
490,000 (c) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional
Community Improvement District Project, Series 2019B
4.250 11/01/49 411,221
250,000 (c) Saint Louis County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Chesterfield Blue Valley Community
Improvement District Project, Series 2014A
5.250 07/01/44 242,192
315,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
4.875 06/15/34 319,300

Portfolio of Investments August 31, 2026
(continued)
Missouri

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,100,000 Saint Louis Land Clearance for Redevelopment Authority,
Missouri, Annual Appropriation Redevelopment Revenue Bonds,
National Geospatial-Intelligence Agency Offsite Improvements,
Series 2022C
5.125% 06/01/46 $ 2,061,148
2,450,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5.000 10/01/40 2,504,088
5,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5.000 10/01/49 5,546,215
1,000,000 (e) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0.000 07/15/27 973,580
1,000,000 (e) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0.000 07/15/28 942,624
1,000,000 (e) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0.000 07/15/29 909,133
450,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2023
5.000 11/01/40 469,014
530,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2024
5.000 11/01/40 550,941
2,600,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017A
4.000 07/01/36 2,601,290
1,415,000 (c) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6.000 10/01/49 1,394,071
125,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
3.875 11/15/29 120,803
1,350,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4.375 11/15/35 1,267,363
35,000 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding
Series 2020A
3.375 04/01/37 32,065
50,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4.500 06/01/36 49,437
1,500,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5.500 06/15/42 1,525,775
725,000 Warrenton Tax Increment and Improvement District, Missouri,
Revenue Bonds, Warrenton West Development - Redevelopment
Project Area 1, Series 2022
3.625 03/01/40 632,914
TOTAL TAX OBLIGATION/LIMITED 74,139,508
TRANSPORTATION - 8.0%
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5.000 03/01/44 7,021,623
2,700,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/46 2,700,235
14,240,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/54 14,017,856
2,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023A
5.000 07/01/52 2,004,625
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C - AGM Insured
5.000 07/01/47 1,003,063
2,835,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5.000 07/01/34 2,860,661
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5.000 07/01/37 1,006,110
3,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5.250 07/01/49 3,101,658

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 5,480,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5.250% 07/01/54 $ 5,615,255
TOTAL TRANSPORTATION 39,331,086
U.S. GUARANTEED - 0.2% (f)
530,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A,
(Pre-refunded 3/01/27)
4.000 03/01/38 533,509
380,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A,
(Pre-refunded 3/01/27)
4.000 03/01/38 382,516
TOTAL U.S. GUARANTEED 916,025
UTILITIES - 19.8%
670,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
3.500 01/01/32 655,463
720,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
4.000 01/01/42 646,470
1,670,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 01/01/46 1,670,059
145,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5.000 01/01/50 146,042
1,865,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4.000 01/01/37 1,865,278
1,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4.000 01/01/38 991,479
2,150,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4.000 01/01/48 2,010,437
6,745,000 Kansas City, Missouri, Water Revenue Bonds, Series 2024A 5.000 12/01/48 6,913,340
500,000 Kansas City, Missouri, Water Revenue Bonds, Series 2025A 5.000 12/01/45 523,366
2,855,000 Kansas City, Missouri, Water Revenue Bonds, Series 2025A 5.000 12/01/49 2,942,938
10,005,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding & Improvement Series 2017A
5.000 05/01/47 10,055,989
3,030,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5.000 05/01/47 3,152,823
4,810,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5.250 05/01/52 4,974,098
2,000,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Series 2026A
5.000 05/01/40 2,152,533
1,000,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Series 2026A
5.000 05/01/41 1,070,450
2,675,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2019B
5.000 05/01/49 2,704,719
2,740,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5.000 05/01/47 2,797,938
5,385,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5.000 05/01/49 5,479,544
5,980,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2023A
5.000 05/01/39 6,415,287
2,500,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5.000 06/01/34 2,675,864
4,850,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2.900 09/01/33 4,514,412
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2.900 09/01/33 930,807
1,845,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2.750 09/01/33 1,668,517
2,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5.000 01/01/43 2,597,605

Portfolio of Investments August 31, 2026
(continued)
Missouri

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,705,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5.000% 01/01/44 $ 1,762,458
245,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Refunding
Series 2016A - BAM Insured
4.000 12/01/35 245,056
1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5.250 12/01/42 1,060,017
3,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5.000 12/01/43 3,514,318
605,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 608,085
6,700,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2022
5.000 12/01/44 6,846,486
500,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2024
4.000 12/01/44 470,524
4,000,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2024
5.250 12/01/46 4,151,399
4,000,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2025
5.000 12/01/47 4,057,446
3,510,000 (b) St Charles County,Missouri, Public Water Supply District No 2 5.250 12/01/51 3,573,217
2,500,000 Stone County Public Water Supply District 2, Missouri,
Certificates of Participation, Series 2021B
4.000 12/01/51 1,994,753
TOTAL UTILITIES 97,839,217
TOTAL MUNICIPAL BONDS
(Cost $508,523,146) 495,560,327
TOTAL LONG-TERM INVESTMENTS
(Cost $508,523,146) 495,560,327
OTHER ASSETS & LIABILITIES, NET - (0.2)% (848,640)
NET ASSETS - 100% $ 494,711,687
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $9,739,389 or 2.0% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
Missouri
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 495,560,327 $ – $ 495,560,327
$ – $ 495,560,327 $ – $ 495,560,327

Portfolio of Investments August 31, 2026
Ohio
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.0%
X 400,147,987
MUNICIPAL BONDS - 98.0%
X –
CONSUMER DISCRETIONARY - 2.1%
$ 1,430,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000% 12/01/39 $ 1,431,059
2,150,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/44 2,095,041
5,570,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/51 5,221,473
TOTAL CONSUMER DISCRETIONARY 8,747,573
CONSUMER STAPLES - 3.7%
1,460,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/48 1,252,364
18,115,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 13,852,682
TOTAL CONSUMER STAPLES 15,105,046
EDUCATION AND CIVIC ORGANIZATIONS - 9.9%
645,000 Allen County Port Authority Economic Development, Ohio,
Revenue Bonds,  University of Northwestern, Refunding Series
2021A
4.000 12/01/31 629,741
1,320,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5.000 06/01/32 1,322,057
2,680,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5.000 06/01/35 2,683,401
1,520,000 Kent State University, Ohio, General Receipts Bonds, Series
2020A
5.000 05/01/50 1,529,770
2,420,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2020A
4.000 09/01/40 2,354,865
1,000,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2024A
5.000 09/01/38 1,080,499
1,000,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2026A
5.250 09/01/47 1,057,937
125,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5.000 12/01/28 129,245
150,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5.000 12/01/30 157,496
570,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4.000 12/01/38 541,952
600,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4.000 12/01/39 559,457
610,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4.000 12/01/40 554,410
1,260,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4.000 12/01/41 1,129,221
1,330,000 Northeast Ohio Medical University, General Receipts Bonds,
Series 2022 - BAM Insured
5.000 12/01/41 1,352,100
1,500,000 Ohio Higher Education Facilities Commission, Revenue Bonds,
Denison University Project, Series 2017A
5.250 11/01/46 1,509,361
3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4.000 10/01/42 3,127,318
3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4.000 10/01/47 2,956,543

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4.000% 10/01/52 $ 753,079
3,895,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Kenyon College, Series 2016
5.000 07/01/42 3,896,648
4,775,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Oberlin College 2023 Project, Green Series 2023A
5.250 10/01/53 4,878,550
1,000,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Otterbein University 2022 Project, Series 2022A
4.000 12/01/46 816,383
500,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton Project, Series 2025
5.000 02/01/42 523,589
1,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6.000 03/01/45 976,128
2,835,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2017A
5.000 06/01/45 2,846,551
1,065,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5.250 06/01/43 1,133,185
750,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2026A
5.250 06/01/56 769,483
1,000,000 Wright State University, Ohio, General Reciepts Bonds,
Refunding Series 2021A - BAM Insured
5.000 05/01/31 1,076,273
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 40,345,242
HEALTH CARE - 11.2%
1,000,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2025A
5.000 11/01/40 1,050,122
3,710,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/37 3,727,083
1,900,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4.000 01/01/42 1,752,153
5,000,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4.000 01/01/43 4,577,348
2,000,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.500 02/15/52 2,003,017
1,600,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5.000 06/15/43 1,464,631
495,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5.250 06/15/43 466,797
1,000,000 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide
Children's Hospital Project, Refunding & Improvement Series
2025A
5.250 11/01/55 1,031,630
1,000,000 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide
Children's Hospital Project, Taxable Improvement Series 2019A
5.000 11/01/48 1,051,155
1,000,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
4.000 12/01/46 883,924
2,255,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
5.000 12/01/46 2,268,896
1,600,000 Hamilton County, Ohio, Healthcare Facilities Revenue Bonds,
Christ Hospital Project, Improvement  Refunding Series 2026
5.250 06/01/43 1,674,147
600,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series 2019CC
5.000 11/15/41 655,000
2,230,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5.000 08/01/39 2,267,787
250,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5.250 09/01/54 243,695
3,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/44 2,882,644

Portfolio of Investments August 31, 2026
(continued)
Ohio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 6,135,000 Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B
4.000% 01/01/46 $ 5,521,428
1,000,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical
Center of Akron, Series 2024A
5.250 08/15/48 1,041,860
2,930,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2024A
5.000 01/01/35 3,243,872
630,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2026A
5.000 01/01/32 687,502
1,970,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A
5.000 01/15/50 1,924,152
2,725,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A - BAM Insured
5.000 01/15/50 2,705,422
1,000,000 Ross County, Ohio, Hospital Facilities Revenue Bonds,
Adena Health System Obligated Group Project, Refunding &
Improvement Series 2019
5.000 12/01/49 946,411
1,630,000 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern
Ohio Medical Center, Refunding Series 2016
5.000 02/15/32 1,631,063
TOTAL HEALTH CARE 45,701,739
HOUSING/MULTIFAMILY - 0.7%
3,000,000 Columbus Metropolitan Housing Authority, Ohio, General
Revenue Bonds, Series 2021
4.000 08/01/36 2,816,683
TOTAL HOUSING/MULTIFAMILY 2,816,683
HOUSING/SINGLE FAMILY - 0.2%
1,000,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Social Series 2026C
5.000 09/01/56 983,007
TOTAL HOUSING/SINGLE FAMILY 983,007
INDUSTRIALS - 0.6%
2,450,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5.000 12/01/60 2,311,636
TOTAL INDUSTRIALS 2,311,636
LONG-TERM CARE - 1.0%
2,000,000 Greene County Port Authority, Ohio, Economic Facilities
Development Revenue Bonds, Community First Solutions
Obligated Group Refunding and Improvement Series 2024B
5.000 05/15/59 1,885,994
500,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6.000 01/01/45 503,148
500,000 (a) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook Project,
Series 2025A
6.500 01/01/45 515,797
1,000,000 Warren County, Ohio, Healthcare Facilities Revenue Bonds,
Otterbein Homes Obligated Group, Refunding & Improvements
Series 2024
5.000 07/01/54 957,055
TOTAL LONG-TERM CARE 3,861,994
TAX OBLIGATION/GENERAL - 26.7%
1,525,000 Avon Lake City School District, Lorain County, Ohio, General
Obligation Bonds, School Facilities Series 2025
5.000 12/01/52 1,542,996
5,185,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5.250 12/01/53 5,303,479
1,180,000 (b) Canal Winchester Local School District, Franklin and Fairfield
Counties, Ohio, General Obligation Bonds, Series 2005B - NPFG
Insured
0.000 12/01/33 893,504
380,000 Cincinnati City School District, Hamilton County, Ohio, General
Obligation Bonds, Refunding Classroom Facilities Construction &
Improvement Series 2006 - FGIC Insured
5.250 12/01/27 392,908
2,250,000 City of Mayfield Heights, Ohio, General Obligation Bonds,
Aquatic and Community Center Limited Tax Series 2023
4.000 12/01/48 2,037,538
135,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5.000 12/01/41 141,052
300,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5.000 12/01/43 312,572

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Colerain Township, Hamilton County, Ohio, General Obligation
Bonds, Fire Station Series 2022
5.250% 12/01/52 $ 1,018,375
250,000 Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Various Purpose Series 2026A
5.000 12/01/31 274,876
5,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2018A
5.000 04/01/29 5,242,757
2,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2021A
5.000 04/01/38 2,103,260
3,000,000 Cuyahoga Community College District, Ohio, General Obligation
Bonds, Refunding Construction & Improvement Series 2026
5.000 12/01/35 3,371,090
300,000 Cuyahoga Community College District, Ohio, General Obligation
Bonds, Refunding Construction & Improvement Series 2026
5.000 12/01/38 327,910
1,000,000 Cuyahoga County, Ohio, General Obligation Bonds, Limited Tax
Capital Facilities Series 2026
5.000 12/01/51 1,024,050
5,000,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A
4.000 12/01/44 4,736,469
4,200,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, Series 2024B
5.000 12/01/53 4,287,805
2,000,000 Ehove Joint Vocational School District, Erie County, Ohio,
General Obligation Bonds, School Improvement Series 2025
5.500 12/01/55 2,062,219
1,150,000 Ehove Joint Vocational School District, Erie County, Ohio,
General Obligation Bonds, School Improvement Series 2026
5.250 12/01/55 1,165,999
2,500,000 Fairborn City School District, Greene County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement
Series 2021A - BAM Insured
4.000 12/01/50 2,236,846
500,000 (b) Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0.000 12/01/29 446,560
850,000 (b) Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0.000 12/01/30 728,378
1,210,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5.000 12/01/47 1,254,046
1,270,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5.000 12/01/48 1,308,988
1,235,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5.000 12/01/49 1,268,387
565,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities Series 2025B
5.250 12/01/54 583,492
2,595,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Improvement Series 2017
4.000 12/01/46 2,391,217
500,000 Jonathan Alder Local School District, Union County, Ohio,
General Obligation Bonds, Unlimited tax Series 2026
5.000 12/01/55 502,237
1,095,000 (b) Kenston Local School District, Geauga County, Ohio, General
Obligation Bonds, School improvement Series 2012
0.000 12/01/27 1,053,301
1,560,000 Kettering City School District, Montgomery County, Ohio,
General Obligation Bonds, Refunding Series 2007 - AGM Insured
5.250 12/01/31 1,625,954
2,500,000 (c) Kettering City School District, Montgomery County, Ohio,
General Obligation Bonds, School Facilities Series 2026A
5.250 10/01/56 2,548,783
1,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5.250 12/01/28 1,050,188
500,000 Milford Exempted Village School District, Ohio, General
Obligation Bonds, Refunding Improvement Series 2025
5.000 12/01/34 544,845
5,000,000 Muskingum County, Ohio, General Obligation Bonds, Limited
Tax Capital Facilities Improvement Series 2024
4.000 12/01/54 4,365,490
2,030,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5.000 10/15/48 2,063,010
3,995,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5.250 10/15/56 4,066,625
650,000 North Royalton City School District, Ohio, General Obligation
Bonds, Refunding School Improvement Series 2025
5.000 12/01/44 680,475
3,805,000 Oakwood City School District, Montgomery County, Ohio,
General Obligation Bonds, Series 2019
4.000 12/01/48 3,405,346

Portfolio of Investments August 31, 2026
(continued)
Ohio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 6,500,000 Ohio State, General Obligation Bonds, Common Schools Series
2019A
5.000% 06/15/37 $ 6,738,445
2,315,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W
5.000 05/01/35 2,451,228
1,000,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5.000 03/01/39 1,069,034
1,470,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5.000 03/01/40 1,562,136
1,000,000 Ohio State, General Obligation Bonds, Mental Health Facilities
Improvement Fund Series 2025A
5.000 02/01/36 1,099,721
3,000,000 Ohio State, General Obligation Bonds, Refunding Common
Schools Series 2025B
5.000 09/15/37 3,307,769
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5.250 12/01/59 4,337,778
375,000 Salem City School District, Columbiana County, Ohio, General
Obligation Bonds, School Facilities Series 2024
5.000 11/01/44 384,702
2,000,000 Shaker Heights City School District, Ohio, General Obligation
Bonds, School Facilities Improvement Series 2024
5.250 12/15/59 2,045,844
2,380,000 Southwest Local School District, Hamilton and Butler Counties,
Ohio, General Obligation Bonds, School Improvement Series
2018A
4.000 01/15/55 2,064,010
4,000,000 South-Western City School District, Franklin and Pickaway
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A - BAM Insured
4.000 12/01/48 3,650,134
2,380,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, School Improvement Series
2026 - BAM Insured
5.250 12/01/61 2,435,566
2,500,000 Toledo Lucas County Public Library, Ohio, General Obligation
Bonds, Library Improvement Series 2025A
5.000 12/01/47 2,579,882
5,000,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023
5.500 12/01/54 5,203,994
1,700,000 Wyoming City School District, Hamilton County, Ohio, General
Obligation Bonds, Refunding School Improvement Series 2025
5.000 12/01/50 1,725,547
TOTAL TAX OBLIGATION/GENERAL 109,018,817
TAX OBLIGATION/LIMITED - 22.1%
1,165,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5.000 12/01/30 1,165,128
1,890,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5.000 12/01/35 1,879,819
2,465,000 Certificates of Participation (Hillsdale Local School District,
Ashland and Wayne Counties, Ohio, School Facilities Project),
Series 2020 - BAM Insured
4.000 12/01/38 2,419,287
5,500,000 Cleveland Public Library, Cuyahoga County, Ohio, Library
Facilities Notes, Series 2019A
4.000 12/01/45 5,202,038
950,000 Columbus-Franklin County Finance Authority, Ohio,
Development Revenue Bonds, Central Ohio Regional Bond
Fund, Toledo Museum of Art Project Series 2024A
5.000 11/15/54 923,521
1,195,000 (a) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5.000 12/01/34 1,234,659
620,000 (a) Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Easton Project, Series 2020
5.000 06/01/28 629,698
4,600,000 Cuyahoga County, Ohio, Certificates of Participation, Convention
Hotel Project,  Series 2024
4.000 12/01/41 4,338,966
1,000,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding
Various Purpose Series 2014
5.000 12/01/28 1,001,805
2,000,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4.000 12/01/46 1,684,726
6,310,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5.000 06/01/48 6,374,303

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,220,000 Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland,
Madison, Pickaway, Ross and Warren, Ohio, Certificates of
Participation, School Improvement Project, Series 2021
4.000% 12/01/37 $ 1,220,098
1,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5.125 12/01/55 979,657
2,500,000 (c) Hamilton County, Ohio, Sales Tax Bonds, Paycor Stadium
Improvement Project, Refunding & Improvement Series 2026
5.000 12/01/39 2,665,428
500,000 (b) Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0.000 12/01/26 496,167
3,300,000 (b) Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0.000 12/01/28 3,066,611
1,750,000 (b) Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AGM Insured
0.000 12/01/28 1,626,233
3,000,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A
5.000 01/01/37 3,329,034
3,000,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A
5.000 01/01/38 3,290,159
5,630,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A
5.000 01/01/53 5,708,372
435,000 (b) Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0.000 09/01/27 421,524
855,000 (b) Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0.000 09/01/28 801,524
1,005,000 Norwood, Hamilton County, Ohio, Special Obligation
Development Revenue Bonds, Central Parke Project, Series 2017
6.000 12/01/46 1,007,035
1,200,000 Ohio State, Major New State Infrastructure Project Revenue
Bonds, Refunding Series 2026-1
5.000 12/15/37 1,304,294
1,360,000 Ohio State, Transportation Project Revenue Bonds, Toledo-
Lucas County Port Authority Seaport and Docks Project, State
Transportation Infrastructure GRF Bond Fund, Series 2019-2,
(AMT)
5.000 11/15/39 1,364,562
2,000,000 Pinnacle Community Infrastructure Financing Authority, Grove
City, Ohio, Community Facilities Bonds, Series 2015A - AGM
Insured
4.000 12/01/31 2,001,034
1,125,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5.000 12/01/44 1,157,808
1,850,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4.250 12/01/48 1,701,935
1,540,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Revenue Bonds,
Refunding, Senior Series 2024A
5.000 12/01/53 1,548,161
1,405,000 (a) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4.250 12/01/50 1,340,141
830,000 (a) Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development Revenue Bonds, Convention Center
Hotel Project, Refunding Senior Lien Series 2026
6.250 03/01/51 850,660
475,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development
- Phase 2B Project, Series 2018A
6.000 12/01/50 475,082
970,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A
5.000 11/01/51 923,840
4,430,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 3,508,831

Portfolio of Investments August 31, 2026
(continued)
Ohio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 6,605,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500% 07/01/34 $ 6,588,468
1,257,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 1,219,900
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 495,098
4,915,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 4,810,897
120,000 Riversouth Authority, Ohio, Lazarus Building Redevelopment
Bonds, Series 2007A
5.750 12/01/27 120,066
2,955,000 Shaker Heights Public Library, Ohio, Certificates of Participation,
Series 2019
4.000 12/01/44 2,749,632
1,000,000 Tolles Career and Technical Center, Madison, Franklin, Delaware,
Fayette, and Union Counties, Ohio, Certificates of Participation,
School Facilities Project Series 2024
5.250 12/01/53 1,019,856
2,395,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4.000 12/01/41 2,248,814
1,460,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4.000 12/01/42 1,367,683
1,750,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5.250 12/01/48 1,786,824
TOTAL TAX OBLIGATION/LIMITED 90,049,378
TRANSPORTATION - 7.4%
5,250,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5.500 01/01/50 5,438,034
750,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5.000 01/15/50 753,366
3,500,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5.000 12/31/35 3,502,838
3,615,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5.000 12/31/39 3,615,570
9,355,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5.000 06/30/53 9,354,414
2,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
4.000 02/15/46 1,827,487
4,200,000 Port of Greater Cincinnati Development Authority, Ohio, Parking
Revenue Bond, 3CDC Obligated Group Parking Facilities,
Refunding Series 2025A
5.000 12/01/55 4,162,600
2,000,000 Toledo-Lucas County Port Authority Parking System, Ohio,
Revenue Bonds, University of Toledo Parking Project Series 2021
4.000 01/01/57 1,627,414
TOTAL TRANSPORTATION 30,281,723
U.S. GUARANTEED - 1.4% (d)
4,310,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A,
(Pre-refunded 12/01/26)
5.000 12/01/41 4,336,542
40,000 (b) Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0.000 12/01/28 37,402
365,000 Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B, (Pre-refunded
1/01/29)
4.000 01/01/46 375,257
70,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2024A, (Pre-refunded 10/01/34)
5.000 01/01/35 77,971
1,000,000 Upper Arlington City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities & Improvement
Series 2018A, (Pre-refunded 12/01/27)
5.000 12/01/48 1,030,662
TOTAL U.S. GUARANTEED 5,857,834

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 11.0%
$ 2,000,000 American Municipal Power Inc., Ohio, Fremont Energy Center
Revenue Bonds, Refunding Series 2017A
4.000% 02/15/42 $ 1,874,215
1,000,000 American Municipal Power, Inc., Ohio, Greenup Hydroelectric
Project Revenue Bonds, Refunding Series 2025A
5.000 02/15/46 1,033,843
1,665,000 American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series 2019A
5.000 02/15/44 1,685,887
1,315,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2018 - AGM Insured
5.000 11/15/37 1,339,601
1,600,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A - AGM Insured
4.000 11/15/38 1,524,558
2,000,000 (b) Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-1 - NPFG Insured
0.000 11/15/33 1,490,937
4,740,000 (b) Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0.000 11/15/34 3,353,117
7,500,000 (b) Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0.000 11/15/38 4,134,536
5,000,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5.000 06/01/29 5,010,086
4,750,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5.000 06/01/32 4,758,814
865,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4.000 10/01/37 855,917
1,015,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4.000 10/01/39 967,464
1,000,000 Mahoning County, Ohio, Sewer System Revenue Bonds,
Refunding and Improvement Series 2022
5.000 12/01/42 1,020,209
1,000,000 Marysville, Ohio, Water System Mortgage Revenue Bonds,
Refunding Series 2016
4.000 12/01/38 981,455
4,000,000 Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement Series
2017
4.000 11/15/43 3,719,416
2,500,000 Ohio Water Development Authority, Revenue Bonds, Drinking
Water Assistance Fund, Series 2025A
5.250 12/01/45 2,698,060
4,320,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019
5.000 06/01/44 4,439,668
4,040,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2021
5.000 06/01/46 4,179,532
TOTAL UTILITIES 45,067,315
TOTAL MUNICIPAL BONDS
(Cost $412,575,060) 400,147,987
TOTAL LONG-TERM INVESTMENTS
(Cost $412,575,060) 400,147,987
OTHER ASSETS & LIABILITIES, NET - 2.0% 8,171,352
NET ASSETS - 100% $ 408,319,339
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $5,074,103 or 1.3% of Total Investments.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) When-issued or delayed delivery security.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments August 31, 2026
(continued)
Ohio

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
Ohio
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 400,147,987 $ – $ 400,147,987
$ – $ 400,147,987 $ – $ 400,147,987
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 5,902,758 $ – $ 5,902,758
$ – $ 5,902,758 $ – $ 5,902,758

Portfolio of Investments August 31, 2026
Wisconsin
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 101.4%
X 1,845,000
EXCHANGE-TRADED FUNDS - 1.7%
X –
75,000 (a) Nuveen Municipal Income ETF $ 1,845,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,872,750) 1,845,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
111,591,766
MUNICIPAL BONDS - 99.7%
X –
CONSUMER DISCRETIONARY - 2.4%
$ 250,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6.850% 12/01/29 $ 250,595
2,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000 12/01/55 2,420,104
TOTAL CONSUMER DISCRETIONARY 2,670,699
EDUCATION AND CIVIC ORGANIZATIONS - 5.0%
550,000 (b) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
4.000 06/15/28 548,955
500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
4.000 03/15/40 454,739
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
5.000 03/15/50 1,415,072
250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Lawrence University, Series 2020
4.000 02/01/45 209,458
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022
4.000 12/01/51 836,457
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2.125 04/01/39 351,359
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2.125 04/01/40 334,805
415,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2.250 04/01/41 273,052
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2.250 04/01/42 324,599
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee Science Education Consortium, Inc.,
Academy of Science Series 2023A
5.000 03/15/53 834,980
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 5,583,476
HEALTH CARE - 19.1%
155,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5.000 07/01/29 160,622
190,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5.000 07/01/31 199,279
1,000,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5.000 07/01/32 1,043,290
3,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5.500 12/01/52 3,096,965
1,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5.250 12/01/48 1,031,176
4,265,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Beloit Health System, Inc., Series 2020
4.000 07/01/36 4,226,519
8,565,000 (c) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C, (UB)
5.000 02/15/47 8,567,891

Portfolio of Investments August 31, 2026
(continued)
Wisconsin

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2015A
5.000% 08/15/34 $ 1,001,472
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A
4.000 12/01/44 914,396
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hospital Sisters Services, Inc., Series 2025A
5.000 08/15/48 1,026,514
175,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020A - AGM Insured
4.000 02/15/37 174,385
TOTAL HEALTH CARE 21,442,509
HOUSING/MULTIFAMILY - 12.0%
2,000,000 Wisconsin Housing and Economic Development Authority
Multi Family Housing Bonds,Western Technical College Student
Housing Project, Series 2013B
4.700 04/01/38 2,000,505
715,000 (c) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A
4.150 05/01/55 618,130
2,000,000 (c) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4.300 11/01/53 1,794,710
4,520,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3.375 05/01/57 3,271,592
2,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2022A
5.150 11/01/50 2,022,846
675,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023D
4.950 11/01/54 672,257
3,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023D
5.000 11/01/57 3,009,871
TOTAL HOUSING/MULTIFAMILY 13,389,911
LONG-TERM CARE - 19.1%
640,000 New Richmond Community Development Authority, Wisconsin,
Lease Revenue Bonds, Series 2025A
4.625 09/01/55 589,857
360,000 Winnebago County Housing Authority, Wisconsin, Revenue
Bonds Lutheran Homes of Oshkosh Inc. Project Refunding Series
2015A
4.450 03/01/30 344,071
150,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/61 102,995
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Clement Manor, Inc., Series 2019
5.000 08/01/49 1,894,839
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5.375 10/01/44 1,999,892
1,460,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4.000 01/01/37 1,413,225
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHM / New Richmond Senior Housing, Inc.,
Refunding Series 2021
3.250 07/01/37 381,291
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018
5.125 10/01/48 1,896,806
2,750,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B
5.000 07/01/44 2,751,155
3,010,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2019A
5.000 07/01/49 2,930,495
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A
5.000 11/01/46 947,697
530,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4.000 09/15/36 520,180
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4.000 09/15/45 877,659
775,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022. Forward Delivery
4.000 09/15/36 760,641

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022. Forward Delivery
4.000% 09/15/45 $ 570,478
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4.000 08/15/51 796,782
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4.000 08/15/55 778,209
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5.000 12/01/44 1,790,388
TOTAL LONG-TERM CARE 21,346,660
TAX OBLIGATION/GENERAL - 1.7%
1,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School Building
Series 2025
5.250 02/15/55 1,030,127
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 888,477
TOTAL TAX OBLIGATION/GENERAL 1,918,604
TAX OBLIGATION/LIMITED - 24.1%
4,645,000 (d) Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0.000 06/01/49 1,462,012
4,445,000 (d) Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0.000 06/01/54 1,056,251
1,000,000 Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue Bonds,
Series 2015A
3.550 06/01/34 993,944
1,500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.000 01/01/36 1,607,861
1,000,000 Kaukauna Redevelopment Authority, Outagamie and Calumet
Counties, Wisconsin, Redevelopment Lease Revenue Bonds,
Series 2015
4.125 06/01/40 982,366
1,000,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5.500 02/15/55 1,057,545
3,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/28 3,081,040
1,500,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 1,532,156
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5.000 06/15/50 991,674
800,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5.000 11/15/30 802,961
500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5.000 11/15/31 501,850
550,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5.000 11/15/32 552,035
630,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5.000 11/15/28 632,331
500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5.000 11/15/34 501,674
1,000,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5.000 11/15/35 1,003,077
1,000,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2025C
5.250 03/15/50 1,038,704
1,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 1,455,728
2,250,000 Slinger Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Police Station Project, Series 2025A
5.000 03/01/45 2,308,124
150,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5.000 10/01/28 150,457

Portfolio of Investments August 31, 2026
(continued)
Wisconsin

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5.000% 10/01/32 $ 1,000,221
375,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999 - AGM Insured
5.250 12/15/27 381,773
2,035,000 (d) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A - AGM Insured
0.000 12/15/28 1,891,021
945,000 (d) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A
0.000 12/15/31 781,120
1,170,000 (d) Wisconsin Center District, Dedicated Tax Revenue Bonds, Senior
Series 2020C
0.000 12/15/55 250,794
1,270,000 (d) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D
0.000 12/15/33 960,593
TOTAL TAX OBLIGATION/LIMITED 26,977,312
TRANSPORTATION - 7.1%
2,250,000 Guam Port Authority, Port Revenue Bonds, Series 2018A 5.000 07/01/48 2,255,868
740,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6.000 06/30/59 774,165
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.000 06/30/49 984,369
2,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 06/30/60 2,055,360
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 1,026,972
750,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6.500 12/31/65 820,975
TOTAL TRANSPORTATION 7,917,709
U.S. GUARANTEED - 0.7% (e)
735,000 Southeast Wisconsin Professional Baseball Park District, Sales Tax
Revenue Refunding Bonds, Series 1998A - NPFG Insured, (ETM)
5.500 12/15/26 740,768
75,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999 - AGM Insured, (ETM)
5.250 12/15/27 76,443
TOTAL U.S. GUARANTEED 817,211
UTILITIES - 8.5%
985,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 01/01/46 991,536
1,755,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 01/01/46 1,755,062
2,870,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5.000 01/01/50 2,890,633
350,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5.500 07/01/55 357,181
535,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/39 553,623
515,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/43 526,678
1,000,000 Guam Power Authority, Revenue Bonds,Refunding Series 2017A 5.000 10/01/40 1,002,526
615,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5.250 07/01/31 626,612
250,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5.250 07/01/35 248,110
575,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2005SS - AGM Insured
5.000 07/01/30 575,714
TOTAL UTILITIES 9,527,675
TOTAL MUNICIPAL BONDS
(Cost $116,451,455) 111,591,766
TOTAL LONG-TERM INVESTMENTS
(Cost $118,324,205) 113,436,766
FLOATING RATE OBLIGATIONS - (7.2)%   (8,020,000)
OTHER ASSETS & LIABILITIES, NET - 5.8% 6,493,242
NET ASSETS - 100% $ 111,910,008

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Affiliated holding
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $548,955 or 0.5% of Total Investments.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
Wisconsin
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 1,845,000 $ – $ – $ 1,845,000
Municipal Bonds – 111,591,766 – 111,591,766
$ 1,845,000 $ 111,591,766 $ – $ 113,436,766
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 8,020,000 $ – $ 8,020,000
$ – $ 8,020,000 $ – $ 8,020,000